Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of cash, cash equivalents, and restricted cash
The following table shows components of cash, cash equivalents, and restricted cash reported on the Consolidated Balance Sheets and in the Consolidated Statements of Cash Flows as of and for the years then ended:

	December 31,
	2021	2020
Cash and cash equivalents	$109,256	$15,571
Restricted cash included in Other long-term assets	389	415

	$109,645	$15,986

Summary of customers whose revenue and accounts receivable balances	The Company had the following customers whose revenue and accounts receivable balances individually represented 10% or more of the Company’s total revenue and/or accounts receivable:

	Year Ended December 31,		December 31,
	2021	2020	2021	2020
	Revenue	Revenue	Accounts Receivable	Accounts Receivable
Customer A	27%	19%	29%	*
Customer B	16%	17%	*	59%
Customer C	10%	19%	12%	*

*	Revenue and/or accounts receivable from these customers were less than 10% of total revenue and/or accounts receivable during the period.
The Company has a concentration in vendor purchases. The Company believes its reliance on its vendors could be shifted over a period of time to alternative vendors should such a change be necessary. If the Company were to be unable to obtain alternative vendors due to factors beyond its control, operations would be disrupted in the short term while alternative vendors were secured. The Company has the following vendors where purchases of equipment, components and services individually represented 10% or more of the Company’s total purchases:

	Year Ended December 31,
	2021	2020
	Purchases	Purchases
Vendor A	*	15%
Vendor B	*	11%
Vendor C	*	11%
Vendor D	10%	*

*	Purchases from these vendors were less than 10% of total purchased during the period.

Schedule of estimated useful lives of depreciable assets
Depreciation and amortization are computed utilizing the straight-line method over the estimated useful lives of depreciable assets in the table below. Leasehold improvements are amortized using the straight-line method over the lesser of the life of the asset or the remaining life of the lease.

Years
Furniture and fixtures	7
Machinery and equipment	5
In-service ground stations	4
Computer software and website development	3
Computer equipment	3
Capitalized satellite launch costs and in-service satellites	2-3